iShares
®
ESG Advanced MSCI EM ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Brazil  —  2 .4%
B3 SA - Brasil Bolsa Balcao .................. 139,129 $ 455,071
Banco Bradesco SA ....................... 43,513 133,699
Banco do Brasil SA
(a)
...................... 48,778 196,290
BB Seguridade Participacoes SA .............. 17,308 121,458
Engie Brasil Energia SA .................... 6,983 45,819
Equatorial SA ........................... 32,000 244,541
Itau Unibanco Holding SA
(a)
.................. 11,943 94,842
Localiza Rent a Car SA ..................... 23,437 195,225
Motiva Infraestrutura de Mobilidade SA .......... 26,843 75,082
NU Holdings Ltd. , Class A
(a)
.................. 102,270 1,342,805
Porto Seguro SA ......................... 5,336 51,101
Raia Drogasil SA ......................... 34,525 127,915
Rede D'Or Sao Luiz SA
(b)
................... 19,630 132,383
Rumo SA .............................. 33,980 92,418
StoneCo Ltd. , Class A ...................... 5,419 62,048
Telefonica Brasil SA ....................... 19,981 133,958
TIM SA ............................... 23,471 101,895
XP, Inc. , Class A ......................... 11,321 188,721
3,795,271
a
Chile  —  0 .6%
Banco de Chile .......................... 1,292,146 243,406
Banco de Credito e Inversiones SA ............. 2,322 156,666
Banco Santander Chile ..................... 1,710,328 134,514
Falabella SA ............................ 18,133 116,128
Latam Airlines Group SA .................... 9,675,483 261,987
Plaza SA .............................. 20,131 87,758
1,000,459
a
China  —  25 .1%
360 Security Technology, Inc. , Class A ........... 11,400 17,003
37 Interactive Entertainment Network Technology
Group Co. Ltd. , Class A ................... 3,800 10,790
3SBio, Inc.
(a) (b)
........................... 53,000 125,215
AAC Technologies Holdings, Inc. .............. 21,000 122,047
ACM Research Shanghai, Inc. , Class A .......... 525 17,783
Advanced Micro-Fabrication Equipment, Inc. China ,
Class A .............................. 1,359 59,839
Agricultural Bank of China Ltd. , Class A .......... 140,600 131,344
Agricultural Bank of China Ltd. , Class H .......... 757,000 557,546
Aier Eye Hospital Group Co. Ltd. , Class A ........ 15,000 20,224
Air China Ltd. , Class A
(a)
.................... 20,400 20,519
Alibaba Health Information Technology Ltd.
(a) (c)
..... 140,000 64,744
Anhui Conch Cement Co. Ltd. , Class A .......... 7,100 21,147
Anhui Conch Cement Co. Ltd. , Class H .......... 32,500 78,847
Anhui Jianghuai Automobile Group Corp. Ltd. , Class
A
(a)
................................. 3,400 18,599
Anji Microelectronics Technology Shanghai Co. Ltd. ,
Class A .............................. 280 11,768
Anker Innovations Technology Co. Ltd. , Class A .... 970 18,026
BAIC BluePark New Energy Technology Co. Ltd. , Class
A
(a)
................................. 7,600 6,867
Baidu, Inc. , Class A
(a)
...................... 58,600 990,885
Bank of Beijing Co. Ltd. , Class A .............. 35,800 26,935
Bank of Changsha Co. Ltd. , Class A ............ 8,300 11,655
Bank of China Ltd. , Class A .................. 67,500 58,468
Bank of China Ltd. , Class H .................. 1,890,000 1,256,382
Bank of Communications Co. Ltd. , Class A ........ 85,200 83,882
Bank of Communications Co. Ltd. , Class H ....... 230,000 214,405
Bank of Hangzhou Co. Ltd. , Class A ............ 12,800 30,291
Bank of Jiangsu Co. Ltd. , Class A .............. 31,700 52,909
Bank of Nanjing Co. Ltd. , Class A .............. 23,300 37,127
Bank of Ningbo Co. Ltd. , Class A .............. 12,000 55,040
Security Shares Value
a
China (continued)
Bank of Shanghai Co. Ltd. , Class A ............. 23,800 $ 31,767
Bank of Suzhou Co. Ltd. , Class A .............. 10,500 12,649
Beijing Kingsoft Office Software, Inc. , Class A ...... 678 23,961
Beijing New Building Materials PLC , Class A ...... 2,300 7,785
Beijing Roborock Technology Co. Ltd. , Class A ..... 289 4,382
Beijing Tong Ren Tang Co. Ltd. , Class A ......... 2,800 10,616
BeOne Medicines Ltd. , Class H
(a)
.............. 22,415 504,321
Bilibili, Inc. , Class Z
(a)
...................... 7,060 122,430
BOC Aviation Ltd.
(b)
....................... 5,900 57,522
Bosideng International Holdings Ltd. ............ 132,000 71,631
Caitong Securities Co. Ltd. , Class A ............ 8,600 9,981
Changchun High-Tech Industry Group Co. Ltd. , Class A 700 7,612
China CITIC Bank Corp. Ltd. , Class A ........... 20,900 22,923
China CITIC Bank Corp. Ltd. , Class H ........... 226,000 210,262
China Construction Bank Corp. , Class A ......... 31,100 45,800
China Construction Bank Corp. , Class H ......... 2,371,000 2,569,010
China Energy Engineering Corp. Ltd. , Class A ..... 57,800 24,691
China Everbright Bank Co. Ltd. , Class A ......... 90,300 41,377
China Galaxy Securities Co. Ltd. , Class A ........ 11,700 21,244
China Galaxy Securities Co. Ltd. , Class H ........ 98,500 97,561
China International Capital Corp. Ltd. , Class A ..... 5,700 28,473
China International Capital Corp. Ltd. , Class H
(b)
.... 47,200 118,199
China Jushi Co. Ltd. , Class A ................. 6,371 39,703
China Life Insurance Co. Ltd. , Class A ........... 4,000 20,004
China Life Insurance Co. Ltd. , Class H .......... 208,000 767,335
China Mengniu Dairy Co. Ltd. ................ 81,000 175,377
China Merchants Bank Co. Ltd. , Class A ......... 35,200 197,842
China Merchants Bank Co. Ltd. , Class H ......... 106,500 640,709
China Merchants Port Holdings Co. Ltd. ......... 36,000 70,725
China Merchants Securities Co. Ltd. , Class A ...... 12,600 31,663
China Merchants Shekou Industrial Zone Holdings Co.
Ltd. , Class A .......................... 16,800 21,908
China Minsheng Banking Corp. Ltd. , Class A ...... 60,272 31,627
China Minsheng Banking Corp. Ltd. , Class H ...... 193,000 82,716
China National Building Material Co. Ltd. , Class H ... 102,000 69,044
China Overseas Land & Investment Ltd. ......... 107,000 212,831
China Pacific Insurance Group Co. Ltd. , Class A .... 10,400 49,476
China Pacific Insurance Group Co. Ltd. , Class H .... 75,200 301,867
China Resources Land Ltd. .................. 81,000 364,795
China Resources Mixc Lifestyle Services Ltd.
(b)
..... 19,200 101,891
China Resources Sanjiu Medical & Pharmaceutical Co.
Ltd. , Class A .......................... 2,900 10,481
China Ruyi Holdings Ltd.
(a)
................... 316,000 54,849
China Southern Airlines Co. Ltd. , Class A
(a)
........ 18,000 14,593
China Three Gorges Renewables Group Co. Ltd. , Class
A .................................. 49,600 30,573
China Tourism Group Duty Free Corp. Ltd. , Class A .. 3,350 29,462
China Vanke Co. Ltd. , Class A
(a)
............... 19,600 10,284
China Yangtze Power Co. Ltd. , Class A .......... 40,600 166,534
China Zheshang Bank Co. Ltd. , Class A .......... 39,620 17,569
Chongqing Rural Commercial Bank Co. Ltd. , Class A . 14,660 14,389
Chongqing Rural Commercial Bank Co. Ltd. , Class H 63,000 51,127
Chongqing Zhifei Biological Products Co. Ltd. , Class
A
(a)
................................. 3,800 7,632
Chow Tai Fook Jewellery Group Ltd. ............ 48,400 67,836
CITIC Securities Co. Ltd. , Class A .............. 19,200 73,981
CITIC Securities Co. Ltd. , Class H ............. 42,500 141,610
CNGR Advanced Material Co. Ltd. , Class A ....... 1,400 10,827
Contemporary Amperex Technology Co. Ltd. , Class A 7,500 470,529
Contemporary Amperex Technology Co. Ltd. , Class H 4,800 453,573
CSC Financial Co. Ltd. , Class A ............... 8,600 31,015
CSPC Innovation Pharmaceutical Co. Ltd. , Class A
(a)
. 2,120 8,386
CSPC Pharmaceutical Group Ltd. .............. 224,000 214,456
East Money Information Co. Ltd. , Class A ......... 27,000 76,528

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
ESG Advanced MSCI EM ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
China (continued)
Empyrean Technology Co. Ltd. , Class A .......... 1,100 $ 18,608
Eve Energy Co. Ltd. , Class A ................. 3,500 32,955
Far East Horizon Ltd. ...................... 68,000 66,765
Focus Media Information Technology Co. Ltd. , Class A 24,500 20,207
Foshan Haitian Flavouring & Food Co. Ltd. , Class A . 8,500 45,144
Foxconn Industrial Internet Co. Ltd. , Class A ....... 17,800 192,405
GDS Holdings Ltd. , Class A
(a)
................. 29,400 129,518
Genscript Biotech Corp.
(a)
................... 32,000 55,756
Geovis Technology Co. Ltd. , Class A ............ 832 5,989
GF Securities Co. Ltd. , Class A ............... 10,300 28,782
GF Securities Co. Ltd. , Class H ............... 27,800 57,320
GoerTek, Inc. , Class A ..................... 6,800 26,991
Gree Electric Appliances, Inc. of Zhuhai , Class A .... 5,500 31,840
Guangzhou Automobile Group Co. Ltd. , Class A .... 8,400 7,534
Guangzhou Baiyunshan Pharmaceutical Holdings Co.
Ltd. , Class A .......................... 2,100 6,680
Guangzhou Tinci Materials Technology Co. Ltd. , Class
A .................................. 3,300 25,379
Guosen Securities Co. Ltd. , Class A ............ 14,300 21,406
Guotai Haitong Securities Co. Ltd. ............. 22,822 51,920
Guotai Haitong Securities Co. Ltd. , Class H
(b)
...... 64,600 107,819
Guoyuan Securities Co. Ltd. , Class A ........... 7,200 7,594
Haitian International Holdings Ltd. ............. 17,000 42,934
Hangzhou First Applied Material Co. Ltd. , Class A ... 4,300 11,378
Hangzhou Tigermed Consulting Co. Ltd. , Class A ... 500 2,917
Hansoh Pharmaceutical Group Co. Ltd.
(b)
......... 34,000 136,159
Hengan International Group Co. Ltd. ............ 18,500 57,498
Hengtong Optic-electric Co. Ltd. , Class A ......... 4,100 46,783
Hesai Group , Class B
(a)
..................... 3,300 63,309
Horizon Robotics , Class B
(a)
.................. 141,000 95,530
Hua Hong Semiconductor Ltd. , Class A
(a)
......... 800 27,996
Hua Hong Semiconductor Ltd. , Class H
(a) (b)
........ 20,000 412,171
Huadong Medicine Co. Ltd. , Class A ............ 2,400 10,294
Huaqin Co. Ltd. , Class A .................... 1,400 22,008
Huatai Securities Co. Ltd. , Class A ............. 12,100 32,526
Huatai Securities Co. Ltd. , Class H
(b)
............ 35,800 72,507
Huaxia Bank Co. Ltd. , Class A ................ 26,500 26,283
Hundsun Technologies, Inc. , Class A ............ 3,678 13,204
Hwatsing Technology Co. Ltd. , Class A .......... 580 22,420
IEIT Systems Co. Ltd. , Class A ................ 2,912 27,793
Imeik Technology Development Co. Ltd. , Class A ... 486 7,525
Industrial & Commercial Bank of China Ltd. , Class A . 106,600 113,778
Industrial & Commercial Bank of China Ltd. , Class H . 1,825,000 1,545,511
Industrial Bank Co. Ltd. , Class A ............... 35,400 96,803
Industrial Securities Co. Ltd. , Class A ........... 19,160 16,294
Inner Mongolia Yili Industrial Group Co. Ltd. , Class A . 12,200 48,527
Innovent Biologics, Inc.
(a) (b)
................... 40,000 424,734
Isoftstone Information Technology Group Co. Ltd. ,
Class A .............................. 2,700 13,204
JCET Group Co. Ltd. , Class A ................ 2,900 35,225
JD Health International, Inc.
(a) (b)
............... 29,400 143,373
JD Logistics, Inc.
(a) (b)
....................... 47,400 77,989
JD.com, Inc. , Class A ...................... 64,200 925,492
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , Class A .. 10,800 80,142
Jiangsu Zhongtian Technology Co. Ltd. , Class A .... 5,600 34,844
JL Mag Rare-Earth Co. Ltd. , Class A ............ 1,900 9,060
Kanzhun Ltd. , ADR ....................... 10,333 140,219
KE Holdings, Inc. , Class A ................... 56,629 309,451
Kingdee International Software Group Co. Ltd.
(a)
.... 81,000 75,632
Kingnet Network Co. Ltd. , Class A ............. 3,000 7,116
Kingsoft Corp. Ltd. ........................ 26,800 72,696
Kuaishou Technology , Class B
(b)
............... 71,800 418,494
Laopu Gold Co. Ltd. , Class H
(c)
................ 700 44,897
Li Auto, Inc. , Class A
(a)
..................... 34,238 255,303
Security Shares Value
a
China (continued)
Lingyi iTech Guangdong Co. , Class A ........... 11,800 $ 25,383
Longfor Group Holdings Ltd.
(b)
................ 56,000 56,012
Luxshare Precision Industry Co. Ltd. , Class A ...... 12,200 132,272
Meituan , Class B
(a) (b)
....................... 141,200 1,372,263
MINISO Group Holding Ltd. .................. 13,228 43,396
NAURA Technology Group Co. Ltd. , Class A ....... 1,200 111,814
NetEase, Inc. ........................... 48,975 1,200,792
New Oriental Education & Technology Group, Inc. ... 36,800 169,496
Ningbo Sanxing Medical Electric Co. Ltd. , Class A ... 2,100 5,076
Nongfu Spring Co. Ltd. , Class H
(b)
.............. 49,800 271,793
OmniVision Integrated Circuits Group, Inc. ........ 2,100 29,514
Orient Securities Co. Ltd. , Class A ............. 10,800 14,864
People's Insurance Co. Group of China Ltd. (The) ,
Class A .............................. 18,400 18,603
People's Insurance Co. Group of China Ltd. (The) ,
Class H ............................. 241,000 159,279
Pharmaron Beijing Co. Ltd. , Class A ............ 2,100 7,793
PICC Property & Casualty Co. Ltd. , Class H ....... 194,000 360,061
Ping An Bank Co. Ltd. , Class A ................ 34,200 55,269
Ping An Insurance Group Co. of China Ltd. , Class A . 18,000 142,360
Ping An Insurance Group Co. of China Ltd. , Class H . 182,500 1,397,792
Piotech, Inc. , Class A ...................... 470 43,735
Poly Developments and Holdings Group Co. Ltd. , Class
A .................................. 17,500 14,928
Pony AI, Inc. , Class A
(a)
..................... 5,400 54,962
Pop Mart International Group Ltd.
(b) (c)
............ 14,000 308,562
Postal Savings Bank of China Co. Ltd. , Class A ..... 52,000 38,278
Postal Savings Bank of China Co. Ltd. , Class H
(b)
... 245,000 156,866
Sangfor Technologies, Inc. , Class A ............ 700 11,122
Sany Heavy Industry Co. Ltd. , Class A ........... 14,500 38,517
Seres Group Co. Ltd. , Class A ................ 2,300 27,689
SF Holding Co. Ltd. , Class A ................. 8,500 43,914
SG Micro Corp. , Class A .................... 1,180 20,543
Shandong Hongqiao Aluminum Industry Holding Co.
Ltd. , Class A .......................... 5,000 15,731
Shanghai Baosight Software Co. Ltd. , Class A ..... 3,000 8,957
Shanghai Electric Group Co. Ltd. , Class A
(a)
....... 22,083 26,344
Shanghai Fosun Pharmaceutical Group Co. Ltd. , Class
A .................................. 3,400 11,687
Shanghai Pharmaceuticals Holding Co. Ltd. , Class A . 5,600 13,643
Shanghai Pudong Development Bank Co. Ltd. , Class A 57,500 79,680
Shanghai Putailai New Energy Technology Group Co.
Ltd. ................................ 3,500 15,867
Shanghai RAAS Blood Products Co. Ltd. , Class A ... 10,400 8,163
Shanghai Rural Commercial Bank Co. Ltd. , Class A .. 17,099 21,487
Shanghai United Imaging Healthcare Co. Ltd. , Class A 1,368 24,328
Shengyi Technology Co. Ltd. , Class A ........... 3,900 80,920
Shenwan Hongyuan Group Co. Ltd. , Class A ...... 39,700 25,886
Shenzhen Inovance Technology Co. Ltd. , Class A ... 2,300 25,168
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. ,
Class A .............................. 2,200 49,375
Shenzhen New Industries Biomedical Engineering Co.
Ltd. , Class A .......................... 1,300 8,981
Shenzhou International Group Holdings Ltd. ....... 22,500 133,132
Sichuan Kelun Pharmaceutical Co. Ltd. , Class A .... 2,200 11,827
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. ,
Class H
(a)
............................ 1,600 94,228
Sino Biopharmaceutical Ltd. ................. 269,000 171,432
Sinoma Science & Technology Co. Ltd. , Class A .... 3,000 31,549
Sinomine Resource Group Co. Ltd. , Class A ....... 1,200 11,004
Sinotruk Hong Kong Ltd. .................... 23,000 109,349
SooChow Securities Co. Ltd. , Class A ........... 6,500 7,531
Sungrow Power Supply Co. Ltd. , Class A ......... 3,500 92,122
Sunny Optical Technology Group Co. Ltd. ........ 17,900 191,720
Sunwoda Electronic Co. Ltd. , Class A ........... 3,300 11,140

iShares
®
ESG Advanced MSCI EM ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
China (continued)
Suzhou Dongshan Precision Manufacturing Co. Ltd. ,
Class A
(a)
............................. 3,000 $ 94,413
Suzhou Maxwell Technologies Co. Ltd. , Class A .... 400 14,742
TAL Education Group , ADR
(a)
................. 9,586 93,080
TCL Zhonghuan Renewable Energy Technology Co.
Ltd. , Class A
(a)
......................... 6,700 9,658
Tencent Holdings Ltd. ...................... 127,300 6,916,409
Tencent Music Entertainment Group , ADR ........ 16,125 148,673
Tongcheng Travel Holdings Ltd. ............... 37,600 67,926
Tongwei Co. Ltd. , Class A
(a)
.................. 7,200 15,724
Trip.com Group Ltd.
(a)
...................... 16,500 777,398
UBTech Robotics Corp. Ltd. , Class H
(a)
.......... 6,050 78,958
Universal Scientific Industrial Shanghai Co. Ltd. , Class
A .................................. 3,120 20,680
Vipshop Holdings Ltd. , ADR .................. 7,857 111,727
Weichai Power Co. Ltd. , Class A ............... 11,500 60,105
Weichai Power Co. Ltd. , Class H .............. 54,000 286,864
Western Mining Co. Ltd. , Class A .............. 5,100 23,071
WuXi AppTec Co. Ltd. , Class A ................ 4,560 68,463
WuXi AppTec Co. Ltd. , Class H
(b)
.............. 11,040 183,825
Wuxi Biologics Cayman, Inc.
(a) (b)
............... 98,500 421,293
WuXi XDC Cayman, Inc.
(a)
................... 10,500 73,605
Xiamen Tungsten Co. Ltd. , Class A ............. 2,516 20,269
Xiaomi Corp. , Class B
(a) (b)
................... 481,000 1,722,687
Xinyi Solar Holdings Ltd. .................... 116,000 39,565
XPeng, Inc. , Class A
(a)
..................... 35,136 285,795
XtalPi Holdings Ltd.
(a)
...................... 48,000 50,487
Yadea Group Holdings Ltd.
(b)
................. 34,000 48,894
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. ,
Class A .............................. 600 35,725
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. ,
Class H
(b)
............................ 11,000 317,163
Yonyou Network Technology Co. Ltd. , Class A
(a)
.... 5,800 8,897
Yunnan Baiyao Group Co. Ltd. , Class A .......... 3,240 23,915
Zangge Mining Co. Ltd. , Class A ............... 2,400 27,390
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. ,
Class A .............................. 1,100 20,879
Zhejiang Century Huatong Group Co. Ltd. , Class A .. 11,700 25,215
Zhejiang China Commodities City Group Co. Ltd. ,
Class A .............................. 9,300 17,565
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. ,
Class A .............................. 1,700 12,784
Zhejiang Leapmotor Technology Co. Ltd. , Class H
(a) (b)
14,900 74,834
Zhejiang NHU Co. Ltd. , Class A ............... 5,700 24,731
Zhejiang Sanhua Intelligent Controls Co. Ltd. , Class A 3,200 21,954
Zheshang Securities Co. Ltd. , Class A ........... 8,500 11,864
Zhongtai Securities Co. Ltd. , Class A ............ 6,400 5,148
Zhuzhou CRRC Times Electric Co. Ltd. , Class A .... 965 8,704
Zhuzhou CRRC Times Electric Co. Ltd. , Class H .... 12,400 64,179
ZTE Corp. , Class A
(a)
...................... 6,300 34,156
ZTE Corp. , Class H
(c)
...................... 19,400 66,151
40,310,626
a
Colombia  —  0 .1%
Grupo Cibest SA ......................... 6,808 140,342
Interconexion Electrica SA ESP ............... 11,560 94,694
235,036
a
Czech Republic  —  0 .1%
Komercni Banka A.S. ...................... 2,186 103,781
Moneta Money Bank A.S.
(b)
.................. 7,134 63,592
167,373
a
Security Shares Value
a
Egypt  —  0 .1%
Commercial International Bank - Egypt (CIB) ...... 66,634 $ 170,192
a
Greece  —  0 .8%
Alpha Bank SA .......................... 42,902 196,116
Eurobank SA ............................ 69,429 323,377
Hellenic Telecommunications Organization SA ..... 4,270 90,596
National Bank of Greece SA ................. 22,922 396,540
Piraeus Bank SA
(a)
........................ 30,132 319,699
1,326,328
a
Hungary  —  0 .6%
OTP Bank Nyrt .......................... 6,178 848,272
Richter Gedeon Nyrt ....................... 3,642 154,114
1,002,386
a
India  —  9 .9%
ABB India Ltd. ........................... 1,422 108,640
Aditya Birla Capital Ltd.
(a)
................... 23,221 88,779
APL Apollo Tubes Ltd. ..................... 4,915 94,722
Asian Paints Ltd. ......................... 10,819 304,382
AU Small Finance Bank Ltd.
(b)
................ 15,532 160,932
Axis Bank Ltd. ........................... 61,194 828,824
Bajaj Finance Ltd. ........................ 70,805 677,047
Bajaj Finserv Ltd. ......................... 11,061 207,577
Bank of Baroda .......................... 31,001 87,568
Canara Bank ............................ 54,444 74,955
Cholamandalam Investment and Finance Co. Ltd. ... 11,399 184,382
Cipla Ltd. .............................. 14,662 216,164
Colgate-Palmolive India Ltd. ................. 3,425 74,265
Cummins India Ltd. ....................... 3,630 224,655
Dr Reddy's Laboratories Ltd. ................. 14,444 199,058
Eicher Motors Ltd. ........................ 3,660 276,368
Eternal Ltd.
(a)
............................ 67,818 178,734
Federal Bank Ltd. ........................ 53,016 161,157
FSN E-Commerce Ventures Ltd.
(a)
............. 34,566 95,077
GMR Airports Ltd.
(a)
....................... 79,551 84,024
Godrej Properties Ltd. ..................... 3,928 72,871
Havells India Ltd. ......................... 5,903 73,134
HCL Technologies Ltd. ..................... 24,970 311,962
HDFC Bank Ltd. ......................... 300,408 2,354,893
HDFC Life Insurance Co. Ltd.
(b)
............... 25,585 160,173
Hero MotoCorp Ltd. ....................... 3,387 174,717
Hindustan Unilever Ltd. ..................... 20,233 458,430
ICICI Lombard General Insurance Co. Ltd.
(b)
....... 7,197 135,738
ICICI Prudential Life Insurance Co. Ltd.
(b)
......... 11,494 60,950
Indian Hotels Co. Ltd. (The) , Class A ............ 22,745 156,626
IndusInd Bank Ltd. ........................ 16,172 155,554
Info Edge India Ltd. ....................... 9,541 99,874
InterGlobe Aviation Ltd.
(b)
................... 5,458 252,526
Jio Financial Services Ltd. ................... 81,657 205,349
Kotak Mahindra Bank Ltd. ................... 156,038 630,854
Lodha Developers Ltd.
(b)
.................... 7,853 77,509
Lupin Ltd. .............................. 6,768 161,402
Mahindra & Mahindra Ltd. ................... 24,645 789,589
Marico Ltd. ............................. 14,747 127,493
Max Healthcare Institute Ltd. ................. 20,397 207,144
Mphasis Ltd. ............................ 3,220 77,110
Nestle India Ltd. ......................... 18,130 271,282
NHPC Ltd. ............................. 73,863 61,311
Oberoi Realty Ltd. ........................ 3,316 59,569
One 97 Communications Ltd.
(a)
................ 10,851 127,826
Oracle Financial Services Software Ltd. .......... 557 58,514
Page Industries Ltd. ....................... 188 75,552
PB Fintech Ltd.
(a)
......................... 9,806 175,637
Persistent Systems Ltd. .................... 2,921 159,923

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
ESG Advanced MSCI EM ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
India (continued)
Phoenix Mills Ltd. (The) .................... 5,169 $ 96,372
PI Industries Ltd. ......................... 2,082 60,816
Pidilite Industries Ltd. ...................... 8,232 128,599
Power Finance Corp. Ltd. ................... 37,197 167,721
Power Grid Corp. of India Ltd. ................ 122,493 374,561
Punjab National Bank ...................... 70,120 78,264
REC Ltd. .............................. 34,620 123,007
SBI Cards & Payment Services Ltd. ............ 7,418 48,740
SBI Life Insurance Co. Ltd.
(b)
................. 12,783 246,246
Shriram Finance Ltd. ...................... 39,700 395,737
State Bank of India ........................ 52,258 530,404
Sundaram Finance Ltd. ..................... 1,739 76,695
Supreme Industries Ltd. .................... 1,867 69,727
Swiggy Ltd.
(a)
........................... 36,545 99,035
Tata Consumer Products Ltd. ................. 15,690 194,622
Tech Mahindra Ltd. ....................... 15,109 236,371
Trent Ltd. .............................. 5,046 224,187
Tube Investments of India Ltd. ................ 2,833 93,634
TVS Motor Co. Ltd. ....................... 6,257 220,954
Union Bank of India Ltd. .................... 41,240 72,855
Varun Beverages Ltd. ...................... 35,581 197,603
Voltas Ltd. ............................. 5,906 77,416
15,874,388
a
Indonesia  —  0 .9%
Bank Central Asia Tbk PT ................... 1,390,400 444,293
Bank Mandiri Persero Tbk PT ................ 1,042,900 238,142
Bank Negara Indonesia Persero Tbk PT ......... 389,500 80,606
Bank Rakyat Indonesia Persero Tbk PT .......... 1,715,647 283,467
Bumi Resources Minerals Tbk PT
(a)
............. 1,563,100 52,010
GoTo Gojek Tokopedia Tbk PT , Class A
(a)
......... 23,267,200 65,101
Telkom Indonesia Persero Tbk PT ............. 1,254,400 211,180
1,374,799
a
Kuwait  —  1 .2%
Boubyan Bank KSCP ...................... 45,298 95,854
Gulf Bank KSCP ......................... 58,020 65,612
Kuwait Finance House KSCP ................. 316,100 796,538
Mabanee Co. KPSC ....................... 19,774 62,916
Mobile Telecommunications Co. KSCP .......... 50,137 96,872
National Bank of Kuwait SAKP ................ 243,287 668,459
Warba Bank KSCP ........................ 66,749 60,115
1,846,366
a
Malaysia  —  1 .5%
AMMB Holdings Bhd ...................... 69,700 113,858
CELCOMDIGI Bhd ........................ 98,900 76,110
CIMB Group Holdings Bhd .................. 219,500 413,904
Gamuda Bhd ........................... 139,300 147,651
Hong Leong Bank Bhd ..................... 17,200 90,547
IHH Healthcare Bhd ....................... 48,900 111,152
Kuala Lumpur Kepong Bhd .................. 14,000 71,748
Malayan Banking Bhd ...................... 161,500 433,408
Maxis Bhd ............................. 59,500 55,692
Press Metal Aluminium Holdings Bhd ........... 102,400 232,175
Public Bank Bhd ......................... 407,500 484,128
RHB Bank Bhd .......................... 51,100 105,814
SD Guthrie Bhd .......................... 56,800 83,230
Telekom Malaysia Bhd ..................... 31,000 57,856
2,477,273
a
Mexico  —  2 .1%
America Movil SAB de CV , Series B ............ 424,899 538,691
Arca Continental SAB de CV ................. 13,949 181,135
Cemex SAB de CV, CPO , NVS ............... 423,896 558,202
Security Shares Value
a
Mexico (continued)
Gruma SAB de CV , Class B .................. 4,122 $ 69,130
Grupo Aeroportuario del Centro Norte SAB de CV ,
Class B .............................. 7,518 94,542
Grupo Aeroportuario del Pacifico SAB de CV , Class B 10,825 254,950
Grupo Aeroportuario del Sureste SAB de CV , Class B 4,927 146,068
Grupo Bimbo SAB de CV , Series A ............. 36,747 126,517
Grupo Financiero Banorte SAB de CV , Class O .... 67,478 703,660
Kimberly-Clark de Mexico SAB de CV , Class A ..... 41,275 91,420
Prologis Property Mexico SA de CV ............ 29,878 143,660
Wal-Mart de Mexico SAB de CV ............... 145,294 439,142
3,347,117
a
Peru  —  0 .5%
Cia de Minas Buenaventura SAA , ADR .......... 4,598 169,620
Credicorp Ltd. ........................... 1,912 655,109
824,729
a
Philippines  —  0 .2%
Ayala Land, Inc. .......................... 172,100 40,708
Bank of the Philippine Islands ................ 48,620 74,030
BDO Unibank, Inc. ........................ 64,471 119,294
Metropolitan Bank & Trust Co. ................ 48,440 49,936
SM Investments Corp. ..................... 6,080 56,657
340,625
a
Poland  —  1 .4%
Allegro.eu SA
(a) (b)
......................... 23,161 221,757
Asseco Poland SA ........................ 1,416 77,057
Bank Millennium SA
(a)
...................... 16,569 90,777
Bank Polska Kasa Opieki SA ................. 5,039 336,380
Budimex SA ............................ 337 64,904
CD Projekt SA ........................... 1,797 115,114
Erste Bank Polska SA ...................... 1,069 180,861
KGHM Polska Miedz SA .................... 3,931 378,375
LPP SA ............................... 31 192,548
mBank SA
(a)
............................ 371 131,533
Powszechny Zaklad Ubezpieczen SA ........... 16,584 294,505
Zabka Group SA ......................... 11,514 81,071
2,164,882
a
Qatar  —  0 .7%
Al Rayan Bank .......................... 159,068 94,833
Commercial Bank PSQC (The) ................ 88,827 102,352
Qatar Islamic Bank QPSC ................... 47,006 294,304
Qatar National Bank QPSC .................. 122,218 596,840
1,088,329
a
Russia  —  0 .0%
Moscow Exchange MICEX-RTS PJSC
(a) (d)
........ 12,190 2
PhosAgro PJSC , GDR
(a) (d)
................... 11 —
Polyus PJSC
(a) (d)
......................... 3,290 —
T-Tekhnologii MKPAO , GDR
(a) (d) (e)
.............. 1,183 —
VK IPJSC , GDR
(a) (d)
....................... 1,337 —
2
a
Saudi Arabia  —  3 .4%
Al Rajhi Bank ........................... 82,026 1,450,523
Alinma Bank ............................ 41,013 262,301
Arab National Bank ....................... 25,110 141,857
Arabian Internet & Communications Services Co. ... 680 38,706
Bank AlBilad ............................ 20,506 134,254
Banque Saudi Fransi ...................... 34,177 174,228
Bupa Arabia for Cooperative Insurance Co. ....... 2,143 99,225
Co. for Cooperative Insurance (The) ............ 1,928 70,901
Dr Sulaiman Al Habib Medical Services Group Co. .. 2,331 135,291
Etihad Etisalat Co. ........................ 10,527 178,414

iShares
®
ESG Advanced MSCI EM ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Saudi Arabia (continued)
Jarir Marketing Co. ........................ 16,326 $ 68,032
Riyad Bank ............................. 54,684 294,003
Saudi Arabian Mining Co.
(a)
.................. 32,549 547,241
Saudi Awwal Bank ........................ 28,091 253,448
Saudi Investment Bank (The) ................. 17,501 62,494
Saudi National Bank (The) ................... 82,026 872,688
Saudi Telecom Co. ........................ 55,800 654,861
5,438,467
a
South Africa  —  2 .7%
Bid Corp. Ltd. ........................... 8,989 225,576
Capitec Bank Holdings Ltd. .................. 2,453 676,205
Clicks Group Ltd. ......................... 6,700 96,911
Discovery Ltd. ........................... 15,526 266,513
Naspers Ltd. , Class N ...................... 21,473 1,127,920
NEPI Rockcastle N.V.
(a)
..................... 17,274 151,040
Northam Platinum Holdings Ltd. ............... 10,057 195,702
Pepkor Holdings Ltd.
(b)
..................... 98,512 130,845
Remgro Ltd. ............................ 13,308 155,793
Sanlam Ltd. ............................ 51,073 270,122
Shoprite Holdings Ltd. ..................... 13,305 234,148
Valterra Platinum Ltd. ...................... 7,439 614,267
Vodacom Group Ltd. ...................... 16,671 156,511
4,301,553
a
South Korea  —  15 .4%
Amorepacific Corp. ....................... 756 57,678
Celltrion, Inc. ............................ 4,051 518,074
DB Insurance Co. Ltd. ..................... 1,246 118,316
Doosan Co. Ltd. ......................... 196 257,180
Doosan Enerbility Co. Ltd.
(a)
.................. 12,537 879,326
Ecopro Co. Ltd.
(a)
......................... 2,852 263,564
Hana Financial Group, Inc. .................. 7,558 578,346
HD Hyundai Electric Co. Ltd. ................. 649 454,517
HLB, Inc.
(a)
............................. 1,841 62,000
HYBE Co. Ltd.
(a)
......................... 663 96,509
Hyosung Heavy Industries Corp. .............. 143 350,529
Hyundai Glovis Co. Ltd. .................... 1,051 169,316
Industrial Bank of Korea .................... 7,634 102,500
KakaoBank Corp. ........................ 4,627 68,847
KB Financial Group, Inc. .................... 9,940 995,855
Korea Investment Holdings Co. Ltd. ............ 1,140 180,399
Krafton, Inc.
(a)
........................... 783 133,773
LG Corp. .............................. 2,481 241,527
LG Energy Solution Ltd.
(a)
................... 1,311 398,034
LG Uplus Corp. .......................... 2,925 31,324
LS Electric Co. Ltd. ....................... 2,057 331,510
Mirae Asset Securities Co. Ltd. ................ 5,476 224,201
NH Investment & Securities Co. Ltd. ............ 3,712 74,634
POSCO Future M Co. Ltd. ................... 932 152,461
Samsung Biologics Co. Ltd.
(a) (b)
............... 313 283,092
Samsung Electro-Mechanics Co. Ltd. ........... 1,569 2,217,916
Samsung Episholdings Co. Ltd.
(a)
.............. 137 44,000
Samsung Fire & Marine Insurance Co. Ltd. ....... 810 305,676
Samsung Life Insurance Co. Ltd. .............. 2,192 566,330
Samsung SDI Co. Ltd.
(a)
.................... 1,693 773,284
Samsung SDS Co. Ltd. ..................... 1,079 214,709
Shinhan Financial Group Co. Ltd. .............. 11,644 724,283
SK Biopharmaceuticals Co. Ltd.
(a)
.............. 49 2,914
SK hynix, Inc. ........................... 6,461 10,059,824
SK Square Co. Ltd.
(a)
...................... 2,588 2,146,017
SK Telecom Co. Ltd. ....................... 2,934 196,488
Woori Financial Group, Inc. .................. 18,041 356,792
Security Shares Value
a
South Korea (continued)
Yuhan Corp. ............................ 1,562 $ 88,076
24,719,821
a
Taiwan  —  23 .8%
Accton Technology Corp. ................... 14,000 1,071,201
Advantech Co. Ltd. ....................... 12,599 198,046
Airtac International Group ................... 4,000 177,629
ASE Technology Holding Co. Ltd. .............. 93,000 1,776,796
Asia Vital Components Co. Ltd. ............... 9,000 758,938
ASPEED Technology, Inc. ................... 1,000 595,142
Asustek Computer, Inc. ..................... 19,000 458,367
Caliway Biopharmaceuticals Co. Ltd.
(a)
.......... 27,000 86,437
Cathay Financial Holding Co. Ltd. .............. 264,080 722,846
Chailease Holding Co. Ltd. .................. 41,613 142,801
Chang Hwa Commercial Bank Ltd. ............. 202,705 130,982
China Steel Corp. ........................ 327,000 199,046
Chroma ATE, Inc. ......................... 10,000 795,718
Chunghwa Telecom Co. Ltd. ................. 103,000 450,589
CTBC Financial Holding Co. Ltd. .............. 467,000 901,933
Delta Electronics, Inc. ...................... 55,000 4,219,945
E Ink Holdings, Inc. ....................... 23,000 161,635
E.Sun Financial Holding Co. Ltd. .............. 392,155 387,454
eMemory Technology, Inc. ................... 2,000 215,902
Eva Airways Corp. ........................ 74,000 84,962
Evergreen Marine Corp. Taiwan Ltd. ............ 29,000 197,188
Far EasTone Telecommunications Co. Ltd. ........ 47,000 142,212
First Financial Holding Co. Ltd. ................ 314,186 275,434
Fortune Electric Co. Ltd. .................... 4,400 121,988
Fubon Financial Holding Co. Ltd. .............. 233,496 818,911
Globalwafers Co. Ltd. ...................... 4,000 126,851
Gold Circuit Electronics Ltd. .................. 9,000 375,724
Hotai Motor Co. Ltd. ....................... 8,100 125,427
Hua Nan Financial Holdings Co. Ltd. ............ 249,398 242,826
Innolux Corp. ........................... 198,861 320,384
International Games System Co. Ltd. ........... 7,000 168,303
KGI Financial Holding Co. Ltd. ................ 422,190 302,854
King Slide Works Co. Ltd. ................... 2,000 319,645
Lite-On Technology Corp. ................... 54,000 398,871
Lotes Co. Ltd. ........................... 2,000 167,249
MediaTek, Inc. ........................... 40,000 5,438,061
Mega Financial Holding Co. Ltd. ............... 320,960 409,682
Novatek Microelectronics Corp. ............... 15,000 228,314
PharmaEssentia Corp. ..................... 7,768 231,326
Realtek Semiconductor Corp. ................ 13,000 239,615
Shanghai Commercial & Savings Bank Ltd. (The) ... 105,225 133,449
SinoPac Financial Holdings Co. Ltd. ............ 333,066 318,976
Taiwan Business Bank ..................... 199,516 103,469
Taiwan Cooperative Financial Holding Co. Ltd. ..... 303,120 221,574
Taiwan Mobile Co. Ltd. ..................... 47,000 167,292
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 108,000 8,001,210
TS Financial Holding Co. Ltd. ................. 585,306 435,657
Uni-President Enterprises Corp. ............... 133,000 305,147
United Microelectronics Corp. ................ 317,000 1,427,118
Vanguard International Semiconductor Corp. ...... 34,000 180,872
Wistron Corp. ........................... 80,000 400,492
Wiwynn Corp. ............................ 3,000 512,786
Yageo Corp. ............................ 43,380 1,009,279
Yuanta Financial Holding Co. Ltd. .............. 291,820 554,697
Zhen Ding Technology Holding Ltd. ............. 21,000 342,743
38,301,995
a
Thailand  —  1 .5%
Advanced Info Service PCL , NVDR ............. 27,600 298,950
Airports of Thailand PCL , NVDR ............... 108,300 183,314
Bangkok Dusit Medical Services PCL , NVDR ...... 300,900 168,144

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
ESG Advanced MSCI EM ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Thailand (continued)
Bumrungrad Hospital PCL , NVDR ............. 16,200 $ 89,348
CP ALL PCL , NVDR ....................... 145,200 209,854
Delta Electronics Thailand PCL , NVDR .......... 87,300 941,466
Kasikornbank PCL , NVDR ................... 16,200 100,052
Krung Thai Bank PCL , NVDR ................ 96,700 103,252
Minor International PCL , NVDR ............... 91,700 63,308
SCB X PCL , NVDR ....................... 24,700 102,027
TMBThanachart Bank PCL , NVDR ............. 652,400 45,703
True Corp. PCL , NVDR ..................... 287,000 121,696
2,427,114
a
Turkey  —  0 .3%
Akbank TAS ............................ 87,436 119,349
BIM Birlesik Magazalar A.S. .................. 24,786 199,089
Turk Hava Yollari AO ...................... 15,186 97,470
Turkcell Iletisim Hizmetleri A.S. ................ 33,705 73,321
Yapi ve Kredi Bankasi A.S.
(a)
................. 91,886 65,095
554,324
a
United Arab Emirates  —  1 .9%
Abu Dhabi Commercial Bank PJSC ............ 88,554 332,282
Abu Dhabi Islamic Bank PJSC ................ 38,865 217,733
Air Arabia PJSC .......................... 61,062 81,894
Aldar Properties PJSC ..................... 107,174 228,950
Dubai Islamic Bank PJSC ................... 82,055 165,393
Emaar Properties PJSC .................... 173,109 560,241
Emirates NBD Bank PJSC ................... 52,998 401,369
Emirates Telecommunications Group Co. PJSC .... 97,060 477,962
First Abu Dhabi Bank PJSC .................. 123,686 569,953
Salik Co. PJSC .......................... 48,233 70,548
3,106,325
a
Total Common Stocks — 97.2%
(Cost: $ 107,345,258 ) ................................ 156,195,780
a
Preferred Stocks
Brazil  —  1 .5%
Banco Bradesco SA , Preference Shares , NVS ..... 148,978 522,725
Gerdau SA , Preference Shares , NVS ........... 36,202 163,408
Itau Unibanco Holding SA , Preference Shares , NVS . 153,506 1,218,420
Security Shares Value
a
Brazil (continued)
Itausa SA , Preference Shares , NVS
(a)
........... 166,405 $ 426,193
2,330,746
a
Chile  —  0 .2%
Sociedad Quimica y Minera de Chile SA , Class B,
Preference Shares ...................... 3,987 341,343
a
Colombia  —  0 .1%
Grupo Cibest SA , Preference Shares ........... 12,337 207,471
a
Total Preferred Stocks — 1.8%
(Cost: $ 1,873,179 ) .................................. 2,879,560
a
Total Long-Term Investments — 99.0%
(Cost: $ 109,218,437 ) ................................ 159,075,340
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(f) (g) (h)
...................... 560,967 561,136
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(f) (g)
............................. 275,245 275,245
a
Total Short-Term Securities — 0.5%
(Cost: $ 836,374 ) ................................... 836,381
Total Investments —  99.5%
(Cost: $ 110,054,811 ) ................................ 159,911,721
Other Assets Less Liabilities — 0 .5% ...................... 722,925
Net Assets — 100.0% ................................. $ 160,634,646
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 1,339,659  $ —  $ (778,485)
(a)
$ (45) $ 7  $ 561,136  560,967  $ 7,725
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 410,000  —  (134,755)
(a)
—  —  275,245  275,245  17,863  —
$ —  $ (45) $ 7
$ 836,381
$ 25,588  $ —

iShares
®
ESG Advanced MSCI EM ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................. 17 06/19/26 $ 1,486 $ 9,632
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 18,054,049  $ 138,141,729  $ 2  $ 156,195,780
Preferred Stocks ......................................... 2,879,560  —  —  2,879,560
Short-Term Securities
Money Market Funds ...................................... 836,381  —  —  836,381
$ 21,769,990  $ 138,141,729  $ 2  $ 159,911,721
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 9,632  $ —  $ —  $ 9,632
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
CPO Certificate of  Participation (Ordinary)
GDR Global Depositary Receipt
IPJSC International Public Joint Stock Company
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
ESG Advanced MSCI EM ETF

Portfolio Abbreviation (continued)
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust